JPMorgan National Municipal Income Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.5% (a)
Alabama — 1.9%
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,432
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	13,590	14,240
County of Jefferson sewer, Rev., 5.00%, 10/1/2037	4,000	4,232
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	3,500	3,156
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,225	1,195
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,705	6,556
Total Alabama		37,811
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,281
Arizona — 2.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,643
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,855
Series 2024A, Rev., 5.00%, 11/1/2043	1,000	1,000
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	6,665	6,094
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,500	1,563
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2039	1,300	1,411
City of Mesa Utility System
Rev., A.G., 5.00%, 7/1/2034	2,000	2,251
Rev., A.G., 5.00%, 7/1/2035	1,000	1,123
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	717
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,329
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 6/25/2025 (c)	2,100	2,101
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,280
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,038
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (c)	215	207
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (c)	940	908
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2036	1,250	1,380
GO, 5.00%, 7/1/2040	1,000	1,067
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024A, GO, A.G., 5.00%, 7/1/2036	1,000	1,092
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.25%, 7/1/2025	1,000	1,001
Salt River Project Agricultural Improvement and Power District
Series 2025A, Rev., 5.00%, 1/1/2042	1,500	1,597
Series 2023A, Rev., 5.00%, 1/1/2047	10,000	10,240
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,125

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,228
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570	1,605
Total Arizona		51,855
California — 7.2%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	1,500	925
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	19,915	19,679
Series 2024H, Rev., 5.00%, 8/1/2033 (b)	5,750	6,116
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	9,500	2,227
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	411
Series 2020B-2, Rev., Zero Coupon, 6/1/2055	10,000	1,815
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	2,000	1,654
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	15,000	14,530
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (b)	3,000	2,998
California Municipal Finance Authority, California Baptist University Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000	1,027
California Municipal Finance Authority, Community Health System Series 2021A, Rev., A.G. - CR, 3.00%, 2/1/2046	5,000	3,609
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (c)	1,095	1,137
Rev., AMT, 5.00%, 7/1/2037 (c)	1,100	1,137
Rev., AMT, 5.00%, 11/21/2045 (c)	1,000	988
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (c)	3,355	3,128
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,394
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2055	2,000	2,050
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	1,000	915
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2025 (d)	4,000	4,000
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	40,000	4,291
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, A.G., Zero Coupon, 8/1/2026	19,585	18,884
Los Angeles Department of Water and Power System
Series 2017A, Rev., 5.00%, 7/1/2025	1,410	1,411
Series 2024C, Rev., 5.00%, 7/1/2026	3,500	3,555
Los Angeles Department of Water and Power Water System
Series 2022D, Rev., 5.00%, 7/1/2030	675	721
Series 2017A, Rev., 4.00%, 7/1/2047	1,000	884
Los Angeles Department of Water and Power, Power System
Series 2025A, Rev., 5.00%, 7/1/2028	1,000	1,037
Series 2025A, Rev., 5.00%, 7/1/2055	1,500	1,514
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	724
GO, Zero Coupon, 7/1/2036	1,150	724
GO, Zero Coupon, 7/1/2037	1,950	1,172
GO, Zero Coupon, 7/1/2041	1,250	613
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	938
New Haven Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2054 (e)	6,000	5,742

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	2,000	1,894
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, A.G., 5.00%, 9/1/2042	1,000	1,030
San Diego County Regional Airport Authority Series 2021B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,093
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2042	2,000	1,955
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,413
West Hills Community College District, GO, A.G., 4.00%, 8/1/2037	1,650	1,652
Total California		140,987
Colorado — 4.1%
Baseline Metropolitan District No. 1 Series 2024A, GO, A.G., 5.00%, 12/1/2030	1,500	1,615
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	18,725
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,068
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,346
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	6,000	6,274
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	437
Colorado Bridge and Tunnel Enterprise Series 2024A, Rev., A.G., 5.25%, 12/1/2049	1,615	1,670
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,240
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,174
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,054
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,102
Series 2019A-2, Rev., 5.00%, 8/1/2044	10,000	9,839
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,505
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	1,905	1,931
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	746	699
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (c)	750	747
Series 2021A, GO, 5.00%, 12/1/2041 (c)	750	714
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (c)	6,000	6,318
State of Colorado
COP, 4.00%, 12/15/2039	1,445	1,351
Series 2021A, COP, 4.00%, 12/15/2039	3,100	2,935
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,128
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000	2,009
Total Colorado		79,881
Connecticut — 0.3%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2025	350	350
Series 2013A, Rev., 5.00%, 8/15/2029	300	301
State of Connecticut Series 2022E, GO, 5.00%, 11/15/2035	2,815	3,085
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024B, Rev., 5.00%, 7/1/2025	2,500	2,504
Total Connecticut		6,240
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550	1,549

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 1.4%
District of Columbia Series 2015A, GO, 5.00%, 6/3/2025	12,275	12,286
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	5,910
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	10,690	9,495
Total District of Columbia		27,691
Florida — 2.3%
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project, Rev., 4.00%, 11/1/2045	6,500	5,512
City of Miami, Forever Infrastructure Project Series 2024A, Rev., 5.50%, 1/1/2049	2,500	2,638
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000	2,540
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,436
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	2,000	2,026
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2041	2,000	1,836
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	1,230	1,223
Series 2024-5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,250	3,541
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.45%, 6/2/2025 (b)	3,000	3,000
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	6,953
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	740	778
Orlando Utilities Commission Series 2025A, Rev., 5.00%, 10/1/2050	2,000	2,047
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,017
State of Florida Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390	1,215
Village Community Development District No. 15, 4.85%, 5/1/2038 (c)	1,000	1,005
Total Florida		44,767
Georgia — 5.1%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,025
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,675
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,119
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	2,105	2,282
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	2,005	1,636
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,088
Rev., 4.00%, 6/15/2037	1,500	1,466
Rev., 4.00%, 6/15/2039	1,785	1,713
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	1,975
Henry County, Water and Sewerage Authority, Rev., A.G. - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,315
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,503
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	29,406
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	9,812
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,218
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	8,440	8,829
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	8,690	9,125
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	2,000	2,083
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2049	4,000	3,944
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 1.45%, 6/2/2025 (b)	9,500	9,500
Total Georgia		100,714

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2025B, Rev., 5.00%, 3/1/2032 (b)	2,000	2,139
Series 2025C, Rev., 5.00%, 3/1/2035 (b)	3,000	3,268
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., GRAN, 5.00%, 7/15/2025	2,550	2,555
Series 2015A, Rev., GRAN, 5.00%, 7/15/2026	4,800	4,917
Total Idaho		12,879
Illinois — 7.5%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,473
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,536
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,052
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,010
Series 2024B, Rev., 5.00%, 1/1/2048	2,000	2,032
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500	5,844
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	3,160	3,289
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750	701
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2031	3,600	3,751
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	956
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750	2,652
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.45%, 6/2/2025 (b)	1,250	1,250
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2025B-2, Rev., 5.00%, 8/15/2035 (b)	3,500	3,661
Illinois Housing Development Authority
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,280	3,568
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000	1,113
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	946
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	10,000	10,694
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,301
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,191
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,416
Sales Tax Securitization Corp., Senior Lien Series 2024A, Rev., 5.00%, 1/1/2036	1,700	1,847
State of Illinois
GO, 5.00%, 2/1/2026	4,900	4,956
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,301
Series 2022B, GO, 5.00%, 10/1/2032	10,000	10,782
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,139
Series 2022A, GO, 5.00%, 3/1/2035	12,000	12,709
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,146
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,152
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, A.G., 4.00%, 3/1/2028	995	1,008
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700	1,525
Total Illinois		146,001

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — 1.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	750	615
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (c)	4,560	3,927
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025 (d)	11,600	11,600
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	1,550	1,346
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	218
Series 2019A, Rev., 4.00%, 11/1/2037	335	316
Series 2019A, Rev., 4.00%, 11/1/2038	340	317
Series 2019A, Rev., 4.00%, 11/1/2039	355	327
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (b)	3,000	3,152
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2030	1,000	1,092
Series 2025C, Rev., 5.00%, 2/1/2034	1,000	1,132
Indiana Finance Authority, Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	408
Series 2023A, Rev., 5.00%, 6/1/2053	210	200
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,875	1,564
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	5,000	4,829
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2031	600	654
Series 2025A, Rev., 5.00%, 7/15/2040	800	846
Series 2025A, Rev., 5.00%, 7/15/2042	1,650	1,719
Whitley County Multi School Building Corp., Ad Valorem Property Tax, Rev., 5.00%, 7/15/2038	3,200	3,310
Total Indiana		37,572
Iowa — 0.2%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2026	85	84
Rev., 5.00%, 9/1/2028	200	195
Rev., 5.00%, 9/1/2030	110	106
Rev., 5.00%, 9/1/2031	100	95
Rev., 5.00%, 9/1/2036	440	391
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	20,000	2,942
Total Iowa		3,813
Kansas — 0.9%
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	2,971
Kansas Development Finance Authority
Series 2025A, Rev., 4.00%, 5/1/2039	6,765	6,681
Series 2025A, Rev., 4.00%, 5/1/2040	6,415	6,253
State of Kansas Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2043 (e)	2,315	2,436
Total Kansas		18,341
Kentucky — 1.4%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,234
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,271
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	5,843

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	2,985
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,315
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,049
Kentucky Economic Development Finance Authority, Owensboro Health, Inc. Series 2017A, Rev., A.G., 4.00%, 6/1/2037	1,750	1,677
Total Kentucky		27,374
Louisiana — 0.9%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	357
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	378
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	705	564
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	5,000	5,339
Series 2025A, Rev., 5.25%, 5/15/2055	5,250	5,272
Series 2025A, Rev., 5.50%, 5/15/2055	3,500	3,635
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	2,000	2,154
Total Louisiana		17,699
Maine — 0.1%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2029	1,000	1,083
Maryland — 1.4%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,102
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,000	999
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	995
Rev., 4.00%, 7/1/2036	1,000	987
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,173
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	3,500	3,524
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	12,172
Rev., GTD, 4.00%, 6/1/2048	5,430	4,940
Total Maryland		26,892
Massachusetts — 1.1%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,043
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,254
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,463
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (b)	3,500	3,942
Massachusetts Development Finance Agency, Brown University Health Obligated Group Series 2025B, Rev., 5.00%, 8/15/2031 (b)	2,350	2,476
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,048
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	2,000	1,923
Total Massachusetts		22,149
Michigan — 1.0%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	494

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Karegnondi Water Authority, Water Supply System Series 2024, Rev., 5.00%, 11/1/2041	1,500	1,571
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900	1,833
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,645
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	934
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (b)	1,000	1,079
Michigan State Housing Development Authority Series 2023B, Rev., 5.75%, 6/1/2054	1,000	1,061
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,118
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2037	5,150	5,033
West Ottawa Public Schools, Unlimited Tax, GO, A.G., 4.00%, 11/1/2039	1,055	1,020
Total Michigan		18,788
Minnesota — 0.6%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2047	1,000	1,004
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	5,868
Series 2018A, Rev., 4.00%, 11/15/2038	750	696
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	975
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,250	2,485
Total Minnesota		11,028
Mississippi — 1.2%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (d)	5,030	5,112
Series 2018A, GO, 4.00%, 11/1/2038	19,155	18,679
Total Mississippi		23,791
Missouri — 0.8%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,489
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,002
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	990
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.25%, 6/2/2025 (b)	500	500
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2028	1,355	1,377
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,745
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,849
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	3,500	3,092
Total Missouri		15,044
Montana — 0.1%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (c)	2,000	1,567
Nebraska — 0.7%
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000	9,364
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2034	2,000	1,922

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nebraska — continued
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,096
Omaha Public Power District, Electric System Series 2024C, Rev., 5.00%, 2/1/2042	2,150	2,258
Total Nebraska		14,640
Nevada — 0.2%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax Series 2024B, GO, 5.00%, 6/1/2036	1,000	1,103
Clark County School District, Limited Tax Series 2020A, GO, A.G., 4.00%, 6/15/2039	1,065	1,009
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,500
Total Nevada		3,612
New Hampshire — 0.7%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (c)	1,700	1,687
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,098
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035 (e)	1,000	1,078
Series 2025A, Rev., 5.50%, 6/1/2050 (e)	2,000	2,062
New Hampshire Health and Education Facilities Authority Act, Rev., 5.25%, 8/1/2055	5,400	5,479
Total New Hampshire		14,404
New Jersey — 3.4%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,050
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,258
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,027
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,728
Series A, Rev., 5.00%, 6/15/2031	11,500	11,652
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,090
Series 2024CC, Rev., 5.00%, 6/15/2034	3,000	3,296
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,683
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,712
Series 2024CC, Rev., 5.00%, 6/15/2044	3,000	3,050
Series 2024CC, Rev., 4.13%, 6/15/2050	1,250	1,076
Series 2024CC, Rev., 5.25%, 6/15/2055	1,500	1,534
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,366
Series 2018A, Rev., 5.00%, 6/1/2027	8,005	8,177
Series 2018A, Rev., 4.00%, 6/1/2037	1,450	1,351
Series 2018A, Rev., 5.00%, 6/1/2046	6,255	6,168
Township of North Brunswick, General Improvement, GO, 4.00%, 7/1/2039	1,540	1,505
Total New Jersey		66,723
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building, GO, 5.00%, 8/1/2035	1,230	1,274
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	345	363
Total New Mexico		1,637
New York — 17.8%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	322

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	5,854
City of New York, Fiscal Year 2024
Series 2024D, GO, 5.50%, 4/1/2048	3,000	3,189
Series 2024D, GO, 5.50%, 4/1/2049	3,105	3,295
City of New York, Fiscal Year 2025 Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	2,530	2,652
County of Nassau, General Improvement Series 2025A, GO, 4.00%, 4/1/2046	9,135	8,211
Empire State Development Corp.
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	13,978
Series 2019A, Rev., 4.00%, 3/15/2042	10,080	9,274
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	18,775	18,043
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,221
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,121
Metropolitan Transportation Authority Series 2024B, Rev., 5.00%, 11/15/2041	2,000	2,060
Metropolitan Transportation Authority, Climate Bond
Series 2025A, Rev., 5.25%, 11/15/2043	2,000	2,086
Series 2019B, Rev., 4.00%, 11/15/2050	1,000	826
Series 2020C-1, Rev., 5.00%, 11/15/2050	1,500	1,487
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (c)	250	252
Series 2022A, Rev., 5.63%, 7/1/2042 (c)	1,385	1,353
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031	1,300	1,321
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,500	1,693
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 1.52%, 6/2/2025 (b)	2,000	2,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,138
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	9,735
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,644
New York City Transitional Finance Authority Future Tax Secured Series 2025, Subseries G-1, Rev., 5.00%, 5/1/2052	3,000	3,045
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2025 Series 2025E, Rev., 5.50%, 11/1/2049	3,000	3,191
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,656
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017E1, Rev., 5.00%, 2/1/2035	3,000	3,053
Series B, Rev., 5.00%, 8/1/2036	6,445	6,518
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019A-1, Rev., 5.00%, 8/1/2040	2,100	2,144
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,658
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 4.00%, 11/1/2038	10,575	10,168
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	1,700	1,658
Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	6,837
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	1,785
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025-J, Subseries J-1, Rev., 5.50%, 5/1/2053	1,000	1,061

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,474
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,506
Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	9,315	2,522
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., A.G. - CR, 3.00%, 2/15/2042	3,345	2,595
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,402
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,140
New York Power Authority Series 2024A, Rev., 4.00%, 11/15/2049	3,200	2,782
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	3,000	3,033
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	3,250	3,304
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2038	2,000	2,113
Series 2024A, Rev., A.G., 5.00%, 10/1/2039	1,000	1,051
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	2,000	2,171
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2047	1,250	1,278
New York State Dormitory Authority, Pace University
Series 2024A, Rev., 5.25%, 5/1/2030	500	532
Series 2024A, Rev., 5.25%, 5/1/2037	875	925
Series 2024A, Rev., 5.25%, 5/1/2038	900	942
Series 2024A, Rev., 5.50%, 5/1/2049	1,275	1,297
New York State Dormitory Authority, Personal Income Tax
Series 2021A, Rev., 4.00%, 3/15/2037	2,300	2,267
Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,311
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2034 (e)	2,160	2,414
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2022A, Rev., 4.00%, 3/15/2038	4,680	4,547
Series 2021E, Rev., 4.00%, 3/15/2042	7,000	6,413
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	15,784
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,233
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,045
New York State Dormitory Authority, White Plains Hospital Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,524
Series 2024A, Rev., 5.25%, 6/15/2053	3,000	3,145
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,602
New York State Thruway Authority, Personal Income Tax Series 2022A, Rev., 5.00%, 3/15/2042	12,000	12,422
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400	1,426
Series 2018, Rev., AMT, 5.00%, 1/1/2030	6,230	6,325
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,540
Rev., AMT, 5.00%, 1/1/2034	9,885	9,943
Rev., AMT, 5.00%, 10/1/2035	3,920	3,945
Rev., AMT, 5.00%, 10/1/2040	5,350	5,288

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Rev., AMT, 4.38%, 10/1/2045	1,690	1,497
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2042	1,750	1,824
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2043	2,250	2,337
Series 2023, Rev., AMT, A.G., 5.50%, 6/30/2044	2,250	2,329
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,500	1,482
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	3,000	2,806
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,792
Series 248, Rev., 5.00%, 1/15/2040	895	960
Series 248, Rev., 5.00%, 1/15/2042	1,635	1,729
Series 248, Rev., 5.00%, 1/15/2045	2,150	2,234
Series 248, Rev., 5.00%, 1/15/2050	3,250	3,332
Series 93, Rev., 6.13%, 6/1/2094	6,000	6,008
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	1,500	1,502
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000	3,907
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,700
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,070
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	1,000	919
Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2037	5,250	5,270
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	10,450	9,972
Total New York		348,440
North Carolina — 1.9%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2041	1,495	1,591
County of Buncombe, Limited Tax, Rev., 5.00%, 6/1/2033	750	843
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2034	1,000	1,112
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	4,000	3,997
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	7,000	7,632
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056 (e)	5,000	5,617
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000	970
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345	16,252
Total North Carolina		38,014
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056 (e)	1,750	1,906
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2 CL 1, Rev., 4.00%, 6/1/2037	4,000	3,801
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,500	5,624
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	1,958
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025B, Rev., 5.25%, 1/1/2050	1,500	1,555
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,960	2,054
Grandview Heights City School District, GO, 5.00%, 12/1/2042	1,605	1,700
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	9,105	9,112

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,007
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (b)	1,100	1,100
Series 2024D, Rev., 5.00%, 12/1/2042	1,500	1,591
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	17,602
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	906
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,027
Series 2024B, Rev., 5.00%, 12/1/2044	900	913
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,618
Total Ohio		51,568
Oklahoma — 0.1%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2034	1,050	1,183
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	801
Total Oklahoma		1,984
Oregon — 0.9%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,465
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	871
Series A, GO, Zero Coupon, 6/15/2036	1,000	623
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.45%, 6/2/2025 (b)	9,875	9,875
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2030	1,500	1,650
Total Oregon		17,484
Pennsylvania — 3.1%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,187
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,932
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,875
Rev., 5.00%, 6/1/2026	1,120	1,137
Rev., 5.00%, 6/1/2028	2,620	2,735
Rev., 5.00%, 6/1/2029	1,120	1,167
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	1,870	1,806
County of Delaware Series 2024, GO, 5.00%, 8/1/2042	1,475	1,541
Erie City Water Authority Series 2019B, Rev., A.G., 5.00%, 12/1/2032	1,235	1,325
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 6/2/2025	1,215	1,215
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	2,000	1,934
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,804
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	262
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	12,050	12,197
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	5,645	5,431

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	3,750	3,959
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,093
Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,088
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,445
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,138
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,047
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,260
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2043	1,100	1,131
School District of the City of Erie (The), Limited Tax Series 2019A, GO, A.G., 4.00%, 4/1/2033	1,150	1,158
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500	1,323
Total Pennsylvania		61,190
Puerto Rico — 1.3%
Puerto Rico Public Finance Corp. Series 2001E, Rev., A.G. - CR, 6.00%, 8/1/2026 (d)	10,000	10,285
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	14,000	4,467
Series A-1, Rev., 5.00%, 7/1/2058	12,391	11,622
Total Puerto Rico		26,374
Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705	708
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	4,957
Total Rhode Island		5,665
South Carolina — 0.5%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024A, Rev., 5.50%, 11/1/2054	1,000	1,031
South Carolina Public Service Authority Series 2025A, Rev., 5.00%, 12/1/2046	1,000	1,003
South Carolina Public Service Authority, Santee Cooper Series 2024A, Rev., 5.25%, 12/1/2049	2,000	2,044
South Carolina State Housing Finance and Development Authority Series 2025B, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055 (e)	5,000	5,611
Total South Carolina		9,689
South Dakota — 0.1%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,124
Tennessee — 5.4%
Metropolitan Government of Nashville and Davidson County, GO, 4.00%, 7/1/2036	15,290	15,290
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	1,974
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,094
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,667
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,682
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	4,878
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	3,605	3,755

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	7,940	5,254
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (b)	10,330	10,315
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,165
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,401
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	2,600	2,832
Total Tennessee		105,307
Texas — 6.2%
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,727
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	928
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (b)	2,000	2,104
Series 2024A, Rev., 5.00%, 8/15/2032	1,000	1,103
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	3,000	3,314
Series 2024C, Rev., 5.00%, 8/15/2034	2,040	2,256
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,385
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020C, Rev., AMT, 5.00%, 7/15/2027	3,500	3,512
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	6,250	6,416
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	2,000	2,346
City of Mesquite, Combination tax, GO, 4.13%, 2/15/2040	1,665	1,561
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,825
Coastal Water Authority, City of Houston Projects, Rev., 5.00%, 12/15/2025	5,115	5,122
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.00%, 3/1/2045 (e)	2,000	2,053
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2039	1,500	1,596
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,832
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (d)	9,905	10,004
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,614
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	4,000	4,042
Series 2020C, Rev., 4.00%, 10/1/2045	5,100	4,521
Series 2020C, Rev., 4.00%, 10/1/2049	1,100	944
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (b)	2,000	2,014
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	863
Lower Colorado River Authority, Rev., 5.00%, 5/15/2040	4,750	4,956
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	1,038
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (b)	1,500	1,532
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	4,964
Pasadena Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	5,000	5,218
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2025	2,015	2,018
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2048	1,000	1,034
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,450	1,571
San Antonio Education Facilities Corp., Trinity University Project Series 2024A, Rev., 5.00%, 6/1/2034	1,750	1,941
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020B-1, Rev., 4.00%, 11/15/2027	5,035	4,876

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135	6,706
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	9,000	9,473
Texas Water Development Board, State Water Implementation Fund Series 2018B, Rev., 5.00%, 4/15/2030	7,000	7,441
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,294
Weatherford Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2042	1,200	1,261
Total Texas		122,405
Utah — 2.4%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.10%, 6/2/2025 (b)	35,000	35,000
Intermountain Power Agency, Utah Powe Supply Series 2022A, Rev., 5.00%, 7/1/2037	3,855	4,030
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2037	2,305	2,424
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	2,000	2,214
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915	852
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	745	748
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,027
Rev., 4.00%, 10/15/2038	1,560	1,486
Total Utah		47,781
Virginia — 0.5%
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	1,650	1,524
Prince William County Service Authority, Water and Sewer System, Rev., 5.00%, 7/15/2038	1,000	1,102
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project, Rev., NATL - RE, 5.25%, 1/1/2026	1,120	1,135
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,210	2,437
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project, Rev., AMT, 4.00%, 1/1/2032	3,000	2,957
Total Virginia		9,155
Washington — 1.8%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,631
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470	1,446
Energy Northwest, Project 1
Series 2025A, Rev., 5.00%, 7/1/2034	2,500	2,829
Series 2025A, Rev., 5.00%, 7/1/2035	2,000	2,263
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	4,000	4,215
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax
Series 2024, GO, A.G., 5.00%, 12/1/2036	1,525	1,688
Series 2024, GO, A.G., 5.00%, 12/1/2037	1,000	1,097
Series 2024, GO, A.G., 5.00%, 12/1/2038	1,300	1,414
Series 2024, GO, A.G., 5.00%, 12/1/2039	1,085	1,171
Series 2024, GO, A.G., 5.00%, 12/1/2040	1,055	1,130
State of Washington, Various Purpose Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,166
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	3,000	2,859
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (c)	1,920	1,941
Series 2020A, Rev., 5.00%, 1/1/2041 (c)	2,000	1,884
Total Washington		35,734

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (b)	3,000	2,982
Wisconsin — 0.6%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	1,035	871
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,532
Public Finance Authority, Senior Lien, Rev., AMT, 5.50%, 7/1/2044	2,000	2,048
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 4.38%, 8/15/2055	1,000	861
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965	1,036
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,000	1,083
Total Wisconsin		12,431
Wyoming — 0.7%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	13,570	11,730
Wyoming Community Development Authority Series 2023-1, Rev., 5.75%, 6/1/2053	2,690	2,822
Total Wyoming		14,552
Total Municipal Bonds (Cost $1,904,157)		1,891,598
	SHARES (000)
Short-Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (f) (g) (Cost $74,334)	74,331	74,339
Total Investments — 100.3% (Cost $1,978,491)		1,965,937
Liabilities in Excess of Other Assets — (0.3)%		(5,553)
NET ASSETS — 100.0%		1,960,384

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
GTD	Guaranteed

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
IBC	Insured Bond Certificates
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	192	09/19/2025	USD	21,720	450
Short Contracts
U.S. Treasury 10 Year Ultra Note	(136)	09/19/2025	USD	(15,343)	(188)
U.S. Treasury Ultra Bond	(64)	09/19/2025	USD	(7,444)	(171)
(359)
91

Abbreviations
USD	United States Dollar

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,891,598	$—	$1,891,598
Short-Term Investments
Investment Companies	74,339	—	—	74,339
Total Investments in Securities	$74,339	$1,891,598	$—	$1,965,937

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$450	$—	$—	$450
Depreciation in Other Financial Instruments
Futures Contracts	$(359)	$—	$—	$(359)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$91	$—	$—	$91
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$145,229	$196,974	$267,864	$—	$— (c)	$74,339	74,331	$984	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
(c)	Amount rounds to less than one thousand.